Stockholders Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders Equity

NOTE 7. STOCKHOLDERS’ EQUITY

Common Stock

As of March 31, 2013, we had 200,000,000 shares of Common Stock authorized, of which 50,737,504 and 49,895,841 shares were outstanding as of March 31, 2013 and December 31, 2012, respectively. During the three months ended March 31, 2013, we issued 854,997 shares of Common Stock related to the exercise of options to purchase our Common Stock for proceeds of $136,799. Additionally, 13,334 shares of unvested restricted stock were forfeited. See Note 8 for additional information.

As of March 31, 2013, 49,910,444 shares of Common Stock were subject to various trading restrictions implemented in connection with the Acquisition. These trading restrictions prohibited any sales or other dispositions of shares on or before September 29, 2012. Thereafter, these trading restrictions permit sales of shares in limited amounts, provided that no such sale may be made at a price less than $2.00 per share (subject to equitable adjustment for any stock dividend, stock split, combination or other applicable recapitalization event) unless otherwise unanimously agreed to by our stockholders who are subject to the trading restrictions. All of these trading restrictions expire on September 29, 2014.

Additionally, our board of directors has the authority to authorize the issuance of up to 5,000,000 shares of preferred stock of any class or series. The rights and terms of such preferred stock will be determined by our board of directors. No shares of preferred stock were outstanding as of March 31, 2013 and December 31, 2012, respectively.

Dividend

We do not have a history of paying regular dividends on our Common Stock. We declared and paid a special dividend of $0.01 per share on February 18, 2013 to stockholders of record on February 4, 2013.

Reorganization

On November 15, 2012, our board of directors determined it to be in the best interests of the our stockholders to restructure the Company to create a more flexible and efficient corporate organizational structure intended to provide us with better access to capital, greater tax efficiency and to allow a more focused approach to managing the operations between two primary operating subsidiaries. The first step of the reorganization was completed in December 2012 when we formed NexCore Real Estate as a 90% owned subsidiary of ours, and the real estate interests then held by us were contributed to NexCore Real Estate in exchange for 90% of the Class A Units and 90% of the Class B Units of NexCore Real Estate. Shortly thereafter, the Class B Units of NexCore Real Estate held by us were distributed pro rata to all of the then existing stockholders of ours. See Note 3 for more information about our reorganization.

Class A Units

The Class A Units represent a preferred interest in NexCore Real Estate. The members holding Class A Units are entitled to a preferred return equal to 14% of the fair value of the contributed real estate allocated to the Class A Units at the date of contribution. The Class A members have an interest in 2% of the future profits and losses of NexCore Real Estate after the payment of their preferred return. Each holder of a Class A Unit is entitled to one vote on all matters to which members are entitled to vote.

Class B Units

The Class B Units represent an interest in 98% of the future profits and losses of NexCore Real Estate after the payment of the preferred return payable to the Class A members as described above. Holders of Class B Units have no material voting rights in NexCore Real Estate. The Class B Units do not have preemptive rights. All Class B Units are subject to drag-along rights that provide that if 70% or more of the Class B members approve a merger, sale or certain other business combinations, all remaining Class B members must tender or contribute their Class B Units or otherwise agree to the transaction.

NOTE 9. STOCKHOLDERS’ EQUITY

Common Stock

As of December 31, 2012, we had 200,000,000 shares of Common Stock authorized, of which 49,895,841 and 49,455,841 shares were outstanding as of December 31, 2012 and 2011, respectively. As of December 31, 2012, 49,068,781 shares of Common Stock were subject to various trading restrictions implemented in connection with the Acquisition. These trading restrictions prohibited any sales or other dispositions of shares on or before September 29, 2012. Thereafter these trading restrictions permit sales of shares in limited amounts, provided that no such sale may be made at a price less than $2.00 per share (subject to equitable adjustment for any stock dividend, stock split, combination or other applicable recapitalization event) unless otherwise unanimously agreed to by our stockholders who are subject to the trading restrictions. All of these trading restrictions expire on September 29, 2014.

During the year ended December 31, 2012, we issued 440,000 shares of Common Stock to certain officers and employees of the Company. These shares are subject to certain trading restrictions, as discussed above.

Additionally, our board of directors has the authority to authorize the issuance of up to 5,000,000 shares of preferred stock of any class or series. The rights and terms of such preferred stock will be determined by our board of directors. No shares of preferred stock were outstanding as of December 31, 2012 and 2011, respectively.

Restructuring

On November 15, 2012, our board of directors determined it to be in the best interests of the our stockholders to restructure the Company to create a more flexible and efficient corporate organizational structure intended to provide us with better access to capital, greater tax efficiency and to allow a more focused approach to managing the operations between two primary operating subsidiaries. The first step of the reorganization was completed in December 2012 when we formed NexCore Real Estate LLC as a 90% owned subsidiary of ours, and the real estate interests then held by us were contributed to NexCore Real Estate LLC in exchange for 90% of the Class A Units and 90% of the Class B Units of NexCore Real Estate LLC. Shortly thereafter, the Class B Units of NexCore Real Estate LLC held by us were distributed pro rata to all of the then existing stockholders of ours. See Note 14 for more information about our reorganization.

Class A Units

The Class A Units represent a preferred interest in NexCore Real Estate LLC. The Class A Unitholders are entitled to a preferred return equal to 14% of the fair value of the contributed real estate at the date of contribution. The Class A Unitholders has an interest in 2% of the future profits and earnings of NexCore Real Estate LLC after the payment of their preferred return. Each holder of a Class A Unit is entitled to one vote on all matters to which Unitholders are entitled to vote.

Class B Units

The Class B Units represent an interest in 98% of the future profits and earnings of NexCore Real Estate LLC after the payment of the preferred return payable to the Class A Unitholders as described above. Holders of Class B Units have no voting rights in NexCore Real Estate LLC. The Class B Units do not have preemptive rights. All Class B Units are subject to drag-along provisions rights that will provide that if 70% or more of the Class B Unitholders approve a merger, sale or certain other business combinations, all remaining Class B Unitholders must tender or contribute their Units or otherwise agree to the transaction.